Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

	Years Ended
	December 31,
	2024	2023

Statutory U.S. federal income tax rate	(21.0)%	(21.0)%
State income taxes, net of federal income tax benefit	(0.0)%	(0.0)%
Tax effect of expenses that are not deductible for income tax purposes:
Amortization of debt discount	0.0%	16.8%
Change in fair value of derivative liability	0.0%	(13.5)%
Stock based compensation	6.3%	2.7%
Other	(0.0)%	(0.6)%
Change in Valuation Allowance	14.7%	15.6%
Effective tax rate	0.0%	0.0%

Schedule of deferred income tax assets

	2024	2023
Deferred Tax Assets:
Net operating losses	$5,580,034	$4,222,999
Other	2,328	1,743
Property and equipment	25,169	—
Total deferred tax assets	5,607,531	4,224,742

Deferred Tax Liabilities	—	—

Valuation Allowance	(5,607,531)	(4,224,742)

Net deferred tax assets	$—	$—